CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net loss	$ (206)		$ (502)
Other comprehensive (loss)/income, net of tax:
Change in fair value of debt component of Archer convertible bond	1		6
Actuarial gain relating to pension	0		0
Share of other comprehensive (loss)/income from associated companies	(5)		(9)
Other comprehensive (loss)/income:	(4)		(3)
Total comprehensive loss for the period	(210)		(505)
Comprehensive loss attributable to the shareholder	(207)		(501)
Comprehensive loss attributable to the non-controlling interest	(2)		(2)
Comprehensive (loss)/income attributable to the redeemable non-controlling interest	$ (1)		$ (2)
Predecessor
Net loss		$ (432)		$ (635)
Other comprehensive (loss)/income, net of tax:
Change in fair value of debt component of Archer convertible bond		2		2
Actuarial gain relating to pension		1		1
Share of other comprehensive (loss)/income from associated companies		2		11
Other comprehensive (loss)/income:		5		14
Total comprehensive loss for the period		(427)		(621)
Comprehensive loss attributable to the shareholder		(291)		(463)
Comprehensive loss attributable to the non-controlling interest		(138)		(160)
Comprehensive (loss)/income attributable to the redeemable non-controlling interest		$ 2		$ 2